SHARE-BASED COMPENSATION - Narrative (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share Based Payment Plans [line items]
Number of instruments other equity instruments vested	1,338,744
Expense from share-based payment transactions with employees	€ 12	€ 10
PSUs
Share Based Payment Plans [line items]
Vesting period	3 years
Fair value at grant date (in euros) (in EUR per share)	€ 24.84
PSUs | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	0.00%
PSUs | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	20000.00%
RSUs
Share Based Payment Plans [line items]
Vesting period	3 years
Number of instruments other equity instruments vested	473,952
Fair value at grant date (in euros) (in EUR per share)	€ 18.14
PSUs
Share Based Payment Plans [line items]
Percentage of vesting multiplier	100.00%
Number of instruments other equity instruments vested	864,792
Share price at grant date (in EUR per share)	€ 18.14